Share based compensation, Fair Values of the Options Granted (Details) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024 USD ($) yr $ / shares	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) yr $ / shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
Weighted average assumptions [Abstract]
Award life (weighted average) | yr	5.65		5.82
Expected dividends	0.00%		0.00%
Other reserves within equity on consolidated statement | $	$ 3,713		$ 3,713		$ 4,651
Expense (benefit) for awards recognized | $	(100)	$ 400	139	$ 1,002
Share Option Plan [member]
Weighted average assumptions [Abstract]
Other reserves within equity on consolidated statement | $	$ 3,900		$ 3,900		$ 4,200
Employees [Member]
Weighted average assumptions [Abstract]
Strike price (in dollars per share)	$ 13.63		$ 9.9
Non-executive Directors [Member]
Weighted average assumptions [Abstract]
Strike price (in dollars per share)	0.03		0.03
Bottom of Range [Member]
Weighted average assumptions [Abstract]
Share price (in dollars per share)	$ 11.8		$ 5.8
Expected volatility	85.00%		85.00%
Risk-free interest rate	4.26%		3.82%
Top of Range [Member]
Weighted average assumptions [Abstract]
Share price (in dollars per share)	$ 14.81		$ 14.81
Expected volatility	91.00%		91.00%
Risk-free interest rate	4.52%		4.52%